UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     January 28, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $909,191 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    31390   379703 SH       SOLE                   261867            117836
ABB Ltd- Spon ADR           COM                 000375204    16758   877365 SH       SOLE                   600835            276530
ABB Ltd- Spon ADR           COM                 000375204     3820   200000 SH       DEFINED 01             200000
Accenture Ltd.              COM                 G1151c101    23771   572806 SH       SOLE                   394288            178518
Accenture Ltd.              COM                 G1151c101     4150   100000 SH       DEFINED 01             100000
Agilent Technologies Inc.   COM                 00846u101    24674   794128 SH       SOLE                   543655            250473
Agilent Technologies Inc.   COM                 00846u101     3107   100000 SH       DEFINED 01             100000
Allegheny Technologies Inc  COM                 01741R102    21391   477801 SH       SOLE                   329490            148311
Allegheny Technologies Inc  COM                 01741R102     4029    90000 SH       DEFINED 01              90000
Apache Corporation          COM                 037411105    19602   190001 SH       SOLE                   130017             59984
Automatic Data Processing   COM                 053015103    13993   326785 SH       SOLE                   224635            102150
Automatic Data Processing   COM                 053015103     4282   100000 SH       DEFINED 01             100000
Baker Hughes Inc.           COM                 057224107     9656   238542 SH       SOLE                   162959             75583
Bank of America Corp.       COM                 060505104     4518   300000 SH       DEFINED 01             300000
Bank of America Corp.       COM                 060505104    11768   781432 SH       SOLE                   518236            263196
Baxter International Inc.   COM                 071813109    23225   395796 SH       SOLE                   272540            123256
Baxter International Inc.   COM                 071813109     7335   125000 SH       DEFINED 01             125000
Cameron International Corp. COM                 13342B105    51860  1240676 SH       SOLE                   850581            390095
Cameron International Corp. COM                 13342B105    14630   350000 SH       DEFINED 01             350000
Carnival Corp.              COM                 143658300    25878   816585 SH       SOLE                   557375            259210
Carnival Corp.              COM                 143658300     3169   100000 SH       DEFINED 01             100000
Cisco Systems Inc.          COM                 17275R102     2394   100000 SH       DEFINED 01             100000
Citigroup Inc.              COM                 172967101       66    20000 SH       SOLE                    20000
CVS/Caremark Corp.          COM                 126650100    31508   978215 SH       SOLE                   669750            308465
CVS/Caremark Corp.          COM                 126650100     3221   100000 SH       DEFINED 01             100000
Eaton Corp.                 COM                 278058102    16874   265229 SH       SOLE                   181176             84053
eBay Inc.                   COM                 278642103     2354   100000 SH       DEFINED 01             100000
Goldman Sachs Group Inc.    COM                 38141G104    47694   282479 SH       SOLE                   190348             92131
Goldman Sachs Group Inc.    COM                 38141G104     8442    50000 SH       DEFINED 01              50000
Harris Corp.                COM                 413875105    19627   412769 SH       SOLE                   281829            130940
Hewlett-Packard Company     COM                 428236103     7726   150000 SH       DEFINED 01             150000
Hewlett-Packard Company     COM                 428236103    50584   982015 SH       SOLE                   673669            308346
Honeywell Intl Inc.         COM                 438516106    13640   347965 SH       SOLE                   239625            108340
Honeywell Intl Inc.         COM                 438516106     3920   100000 SH       DEFINED 01             100000
Jacobs Engineering Group    COM                 469814107    19159   509400 SH       SOLE                   350755            158645
Jacobs Engineering Group    COM                 469814107     7522   200000 SH       DEFINED 01             200000
Lockheed Martin Corp.       COM                 539830109    16212   215150 SH       SOLE                   148715             66435
Lockheed Martin Corp.       COM                 539830109     7535   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    17093  1019882 SH       SOLE                   709593            310289
Manitowoc Company Inc.      COM                 563571108      100    10000 SH       SOLE                    10000
Manitowoc Company Inc.      COM                 563571108     1994   200000 SH       DEFINED 01             200000
MetLife Inc.                COM                 59156R108    10183   288055 SH       SOLE                   196490             91565
Microsoft Corp.             COM                 594918104    21977   721030 SH       SOLE                   492102            228928
Monsanto Co.                COM                 61166W101    19147   234220 SH       SOLE                   161050             73170
Nike Inc. Cl B              COM                 654106103    44567   674545 SH       SOLE                   460890            213655
Oaktree Captial Group LLC   COM                 674001102     3741   112500 SH       DEFINED 01             112500
Quest Diagnostics           COM                 74834L100    28217   467330 SH       SOLE                   319175            148155
Research in Motion Ltd.     COM                 760975102     5065    75000 SH       DEFINED 01              75000
Schlumberger Ltd.           COM                 806857108    29365   451148 SH       SOLE                   307348            143800
Textron Inc.                COM                 883203101    14001   744315 SH       SOLE                   511490            232825
Textron Inc.                COM                 883203101     1881   100000 SH       DEFINED 01             100000
Union Pacific Corp.         COM                 907818108    20631   322865 SH       SOLE                   220455            102410
United Parcel Service Inc.  COM                 911312106    19041   331896 SH       SOLE                   228160            103736
United Technologies Corp.   COM                 913017109    24882   358485 SH       SOLE                   244826            113659
USG Corp.                   COM                 903293405     8853   630133 SH       SOLE                   430090            200043
USG Corp.                   COM                 903293405     3549   252600 SH       DEFINED 01             252600
WABCO Holdings Inc.         COM                 92927K102    14796   573714 SH       SOLE                   391321            182393
Walt Disney Co.             COM                 254687106    16601   514755 SH       SOLE                   350205            164550
Wells Fargo & Co.           COM                 949746101    21700   803988 SH       SOLE                   568190            235798
Whirlpool Inc.              COM                 963320106      323     4000 SH       SOLE                     4000